COMPANY'S OPERATIONS - Investment remeasurement (Details) € in Thousands, R$ in Thousands										12 Months Ended
	Jul. 01, 2021 BRL (R$) shares	Jul. 01, 2021 EUR (€)	Jun. 30, 2021 BRL (R$)	Jun. 24, 2021 BRL (R$) shares	Jun. 24, 2021 EUR (€)	Jun. 23, 2021	May 17, 2021 BRL (R$) shares	May 17, 2021 EUR (€) shares	May 16, 2021	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Jul. 01, 2021 EUR (€) shares	Jun. 30, 2021 EUR (€)	Jun. 24, 2021 EUR (€) shares
COMPANY'S OPERATIONS
Percentage of ownership interest in associate										19.14%	23.44%
Investments										R$ 524,066	R$ 359,071
Spinnova OY
COMPANY'S OPERATIONS
Increase in investment in associate							R$ 32,820	€ 5,000
Percentage of ownership interest in associate	19.14%	19.14%	19.91%	19.91%	19.91%	27.15%	27.15%	27.15%	23.44%
Number of associate's equity shares held by the Company | shares							9,808,530	9,808,530
Increase in goodwill							R$ 22,553
Gain on remeasurement of investment in associate	R$ 12,436	€ 2,098		R$ 115,562	€ 19,495
Investments	137,132		R$ 124,696	9,134								€ 23,133	€ 21,037	€ 1,541
Portion of gain recognized in Company's share of profit (loss) of associate	2,601			24,569						R$ 100,827
Effect of exchange rate variation on investment abroad	R$ 79			R$ 746
Spinnova OY
COMPANY'S OPERATIONS
Number of shares issued | shares	1,971,090			13,140,605								1,971,090		13,140,605
Proceeds from issuance of shares	R$ 89,375	€ 15,078		R$ 587,560	€ 100,000